Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Tables)	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution

MOOG INC. RETIREMENT SAVINGS PLAN
EIN #16-0757636 Plan #002
Schedule H, Line 4a – Schedule of Delinquent Participant Contributions
September 30, 2025
Year	Participant Contributions Transferred Late to Plan	Includes Late Participant Loan Repayments	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
2025	Yes	No	$—	$9,651	$—